Note 6 - Employee Benefit Plans - Pension and Benefit Plan Amounts Included in Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Defined Benefit Plan [Abstract]
Unamortized net loss	$ 3,647
Unamortized prior service cost	$ 223